SMITH BARNEY VARIABLE ACCOUNT FUNDS


	ANNUAL REPORT



	December 31, 1995




	This report is authorized for distribution to shareholders and to others only
	when accompanied or preceded by a current prospectus of the Fund.


	SMITH BARNEY VARIABLE ACCOUNT FUNDS


Dear Shareholder:
We are pleased to provide the annual report for the year ended December 31, 1995 for the Smith Barney Variable Account Funds. In this annual report, we review the performance of the financial markets in 1995 and briefly discuss the portfolio strategies employed by each Portfolio.

A Look Back at 1995
When 1995 began, the Federal Reserve had already raised interest rates six times in 1994. As the year started, the U.S. economy, as measured by gross domestic product (GDP), appeared to be robust. Economic indicators were strong and the U.S. economy was growing at an annual rate of roughly 5.0%. In February, the Federal Reserve tightened monetary policy again to slow down what they believed was an overheated economy. However, late in the first quarter, the economy did weaken considerably. In response to this economic weakness, the Federal Reserve cut interest rates twice, once in July and then in December.

As many of you no doubt know, the U.S. stock market continued its spectacular and historic climb as the fourth quarter of 1995 ended. The favorable and converging trends of strong corporate earnings, lower interest rates and low inflation made the U.S. stock market the investment vehicle of choice for many investors.

The Standard & Poor's 500 Stock-Price Index (the "S&P 500"), an unmanaged, capitalization weighted measure of 500 widely held stocks, was up 36.94% for the 12 months ended December 31, 1995, its strongest showing since 1958. The Dow Jones Industrial Average (the "Dow"), a price-weighted average of 30 actively traded blue chip stocks, had its best year since 1975, closing the year at 5117. Key sectors included technology stocks (which benefited from the ongoing revolution in personal computers and communications) and financial sector (which tend to perform well in a low-interest-rate environment).

Stocks were not the only winners in 1995. The U.S. bond market also performed well for the year. The 30-year Treasury Bond was up more than 30% in 1995. In 1995, bonds benefited from an environment of low inflation and the expectation of lower short-term interest rates.

Our long-term outlook for financial assets is positive. We expect an extension of the economy's, "soft landing", continued low inflation, and healthy corporate earnings in the near term. Yet, whatever transpires in 1996 and beyond, we encourage investors to maintain a long-term perspective and stick to a disciplined and systematic investment plan.

Income and Growth Portfolio
The Income and Growth Portfolio seeks current income and long-term growth of capital. The Portfolio invests primarily, but not exclusively, in common stocks. The Income and Growth Portfolio is managed conservatively with a bottom-up value approach. (A bottom-up investing style involves searching for stocks with outstanding performance potential before considering the impact of economic trends.) The Income and Growth Portfolio generated an annual total return of 27.56% for the year ended December 31, 1995.

As we stated previously, the economy declined in the first quarter of 1995 and the Federal Reserve stopped tightening monetary policy. It appeared that the Federal Reserve had engineered the long-heralded, but seldom achieved, "soft landing." Our outlook for the stock market changed from cautious to very positive. We resumed looking for companies that were likely to restructure, continuing a key theme for the Portfolio that began in 1994. The Portfolio's top-ten holdings at the end of 1995 were all related in some way to this restructuring theme. Among the Portfolio's top holdings are Sears, Roebuck & Co., Eastman Kodak Co., and Xerox, all of which have undergone major restructuring in recent years.

In 1995, we increased the Portfolio's exposure to the insurance industry. At the end of 1994, attention on this sector was focused on concerns regarding the potentially enormous liability of many insurance companies, resulting in massive claims to clean up hazardous waste sites. Initial estimates in 1994 placed the potential liability in the range of $250 billion over a 30-year period, which put a damper on many insurance stocks. However, the initial estimate was cut in half as insurers had an opportunity to realistically assess their potential liabilities during 1995. Further enhancing the attractiveness of the insurance sector was the purchase of Continental Corporation, which had one of the industries' largest potential environmental liabilities, by Chicago-based CNA for $1.1 billion. CNA, a part of Loews Corp., is widely regarded as a well-managed company and this type of consolidation was seen as a positive for the entire insurance industry.

Two stocks in the insurance sector we added to the Portfolio in 1995 were Aetna and Allstate. The introduction of a new management team at Aetna was our signal to take another and closer look at that company. What we found was a classic value investment opportunity -- a stock that was worth owning because the market had overlooked its inherent value. Allstate was undervalued due to recent setbacks from natural disasters such as Hurricane Andrew.

In the first half of the year, we reduced or eliminated our holdings in cyclical companies such as Dow Chemical and International Paper, even though investor enthusiasm was high for these types of stocks while commodity prices were going up. The Portfolio sold these holdings primarily because of the slowdown in the U.S. economy, the high level of interest rates and slower rates of growth in the international economy, conditions which generally have a negative impact on cyclical companies.

The U.S. Government/High Quality Securities Portfolio
The U.S. Government/High Quality Securities Portfolio seeks high current income and security of principal from a portfolio made up primarily of U.S. government obligations and other high-quality fixed income obligations. For the year ended December 31, 1995, the Portfolio's annual total return was 17.20%. The Portfolio outperformed the Lehman Brothers GNMA Mutual Fund Index, which produced a total return of 17.05% for the same period. According to Lipper Analytical Services, Inc., a major fund tracking organization, the Portfolio also outperformed the average GNMA fund, which returned 16.25% for the period ended December 31, 1995.

During the course of 1995, the Portfolio went from being very defensive to slightly bullish. We began to increase the Portfolio's holdings in GNMA securities which, in our view, represented a good value. In 1995, mortgage-backed securities performed well, but not as well as U.S. Treasuries. In our view, mortgage-backed securities continue to represent fair value because the spread between mortgage-backed securities and Treasuries is significantly higher today and because of our expectations that prepayments and mortgage refinancing should be much lower than what occurred in 1993. We believe the Portfolio's better relative performance than the index can be attributed to lowered prepayment expectations regarding GNMA securities, a condition we expect to continue.

A continuation of a bond market rally in 1996 is dependent on new signs of economic weakness. We therefore expect to remain cautious in managing the Portfolio until we perceive any signs of economic weakness in the coming months.


The Reserve Account Portfolio
The Reserve Account Portfolio invests in money market instruments to help provide stability, and short- and intermediate-term securities to provide enhanced return. While intermediate-term securities are normally defined as issues maturing within ten years, the Reserve Account Portfolio limits the maturities of the securities it holds to five years. For the year ended December 31, 1995, the Reserve Account Portfolio posted an annual total return of 8.83%. The Portfolio outperformed its benchmark, the Salomon Brothers 1-Year Treasury Index, which produced an annual total return of 8.09%.

For defensive purposes, the Portfolio also employs an immunization strategy. While minor day-to-day price fluctuations are unavoidable, the Portfolio's immunization strategy should produce sufficient income during adverse market conditions to offset any potential decline in the prices of the Portfolio's intermediate-term issues. (The Portfolio's immunization strategy involves the use of proprietary technology that helps the portfolio manager forecast the direction of interest rates.) In extremely uncertain or volatile periods for interest rates, it is possible for the Portfolio to be fully invested in short-term money market instruments. Unlike money market funds, which generally seek to maintain a stable net asset value (NAV) of $1.00 per share, the Reserve Account Portfolio does fluctuate with market conditions.

Because the Reserve Account Portfolio invests in short- and intermediate-term fixed income issues, it has the flexibility to take advantage of changing opportunities. And because the securities in the Portfolio are "laddered" to mature at different times, we were able to adapt to the changing interest rate environment during 1995. (A laddered portfolio is one with bonds that have varying maturities. By purchasing bonds that mature at set intervals, the Reserve Account Portfolio is diversified in case of changes in interest rates.)

At the end of July, the Reserve Account Portfolio's average-weighted maturity was 1.71 years. In order to take advantage of favorable market conditions, we shortened the Portfolio's average-weighted maturity over the last five months of 1995. At year end, the Portfolio's average-weighted maturity was 1.37 years.

In closing, we thank you for your investment in the Smith Barney Variable Account Funds and look forward to serving your investment needs in 1996.

Sincerely,


Heath B. McLendon
Chairman and Chief Executive Officer

February 15, 1996


	SMITH BARNEY VARIABLE ACCOUNT FUNDS

       	INCOME AND GROWTH PORTFOLIO
 Historical Performance






Net Asset Value





Year Ended
Beginning
of Year
End
of Year
Income
Dividends
Capital Gain
Distribution
s
Total
Returns(1)

12/31/95
$13.05
$15.24
$0.44
$0.94
27.56%

12/31/94
14.93
13.05
0.39
1.02
(3.12)

12/31/93
14.36
14.93
0.57
1.45
18.61

12/31/92
13.76
14.36
0.50
0.48
11.48

12/31/91
10.93
13.76
0.58
0.00
31.34

12/31/90
12.66
10.93
0.66
0.00
(8.37)

Inception* to
12/31/89
12.50
12.66
0.18
0.00
2.68(2)

Total


$3.32
$3.89




It is the Fund's policy to distribute dividends and capital gains, if any, annually.


 Average Annual Total Return(1)



Year Ended 12/31/95
	27.56%


Five Years Ended 12/31/95
	16.50


Inception* to 12/31/95
	11.51


Cumulative Total Return (Inception*
to 12/31/95)
	101.93




(1)	Assumes reinvestment of all dividends and capital gain distributions.

(2)	Total return is not annualized, as it may not be representative of the total \return for the year.

*	The inception date for the Income and Growth Portfolio is July 20, 1989.


	SMITH BARNEY VARIABLE ACCOUNT FUNDS

	INCOME AND GROWTH PORTFOLIO

 Historical Performance (unaudited)







	Growth of $10,000 Invested in Shares of
	the Income and Growth Portfolio vs.
	Standard & Poor's 500 Index


	July 1989 - December 1995




Hypothetical illustration of $10,000 invested at inception on July 20, 1989, assuming reinvestment of dividends and capital gains, if any, through December 31, 1995. The Standard & Poor's 500 Index is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.

	All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.


	SMITH BARNEY VARIABLE ACCOUNT FUNDS

	U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO

 Historical Performance








Net Asset Value






Year Ended
Beginning
of Year

End
of Year
Income
Dividends
Capital Gain
Distributions
Total
Returns(1
)

12/31/95
$12.46

$13.66
$0.94
$0.00
17.20%

12/31/94
13.35

12.46
0.84
0.00
(0.35)

12/31/93
13.44

13.35
0.87
0.02
5.91

12/31/92
13.45

13.44
0.89
0.05
6.91

12/31/91
12.74

13.45
0.87
0.02
12.58

12/31/90
12.54

12.74
0.82
0.00
8.11

Inception* to
12/31/89
12.50

12.54
0.34
0.00
3.01(2)

Total



$5.57
$0.09




It is the Fund's policy to distribute dividends and capital gains, if any, annually.



 Average Annual Total Return(1)



Year Ended 12/31/95
	17.20%


Five Years Ended 12/31/95
	8.82


Inception* to 12/31/95
	8.19


Cumulative Total Return (Inception*
to 12/31/95)
	65.79




(1)	Assumes reinvestment of all dividends and capital gain distributions.

(2)	Total return is not annualized, as it may not be representative of the total return for the year.

*	The inception date for the U.S. Government/High Quality Securities
Portfolio is July 31, 1989.


	SMITH BARNEY VARIABLE ACCOUNT FUNDS

	U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO

 Historical Performance (unaudited)







	Growth of $10,000 Invested in Shares of the U.S. Government/High Quality Securities Portfolio vs.
	Lehman Brothers GNMA Mutual Fund Index


	July 1989 - December 1995




Hypothetical illustration of $10,000 invested at inception on July 31, 1989, assuming reinvestment of dividends and capital gains, if any, through December 31, 1995. The Lehman Brothers GNMA Mutual Fund Index is composed of 15-year and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.

	All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.


	SMITH BARNEY VARIABLE ACCOUNT FUNDS

       	RESERVE ACCOUNT PORTFOLIO
 Historical Performance






Net Asset Value





Year Ended
Beginning
of Year
End
of Year
Income
Dividends
Capital Gain
Distribution
s
Total
Returns(1)

12/31/95
$12.39
$12.71
$0.74
$0.05
	8.83%

12/31/94
12.75
12.39
0.58
0.03
	1.99

12/31/93
12.86
12.75
0.69
0.01
	4.59

12/31/92
13.08
12.86
0.78
0.07
	4.82

12/31/91
12.66
13.08
0.89
0.03
	10.64

12/31/90
12.55
12.66
0.93
0.00
	8.30

Inception* to
12/31/89
12.50
12.55
0.36
0.00
	3.26 (2)

Total


$4.97
$0.19




It is the Fund's policy to distribute dividends and capital gains, if any, annually.


 Average Annual Total Return(1)



Year Ended 12/31/95
	8.83%


Five Years Ended 12/31/95
	6.13


Inception* to 12/31/95
	6.58


Cumulative Total Return (Inception*
to 12/31/95)
	50.54




(1)	Assumes reinvestment of all dividends and capital gain distributions.

(2)	Total return is not annualized, as it may not be representative of the total return for the year.

 *	The inception date for shares of the Reserve Account Portfolio is August
2, 1989.


	SMITH BARNEY VARIABLE ACCOUNT FUNDS

	RESERVE ACCOUNT PORTFOLIO

 Historical Performance (unaudited)







	Growth of $10,000 Invested in Shares of
	the Reserve Account Portfolio vs.
	Salomon Brothers 1-Year Treasury Index


	August 1989 - December 1995



Hypothetical illustration of $10,000 invested at inception on August 2, 1989, assuming reinvestment of dividends and capital gains, if any, through December 31, 1995. The Salomon Brothers 1-Year Treasury Index is composed of one 1-Year United States Treasury Bond ("Bond") whose return is tracked until its maturity. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.

	All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.


	SMITH BARNEY VARIABLE ACCOUNT FUNDS
	INCOME AND GROWTH PORTFOLIO

	Schedules of Investments
       	December 31, 1995
	SHARES	SECURITY	VALUE




COMMON STOCKS - 93.3%
Aerospace Manufacturing - 5.7%
	30,000	AAR Corp.	$	660,000
	11,000	Daimler-Benz Aktieng ADR		559,625
	5,000	United Technologies Corp.		474,375
					1,694,000
Aluminum - 1.5%
	8,000	Reynolds Metal Co.		453,000
Broadcast Media - 3.1%
	15,000	New York Times Co., Class A Shares		 444,375
	14,014	Times Mirror Co., Series A		474,724
					919,099
Chemicals - 10.4%
	10,000	Air Products and Chemicals		527,500
	 5,000	B.F. Goodrich 		340,625
	40,000	Lawter International Inc.		465,000
	 6,000	Monsanto Co. 		735,000
	14,000	Olin Corp.		1,039,500
					3,107,625
Conglomerates - 3.2%
	20,000	Alexander & Baldwin Inc.		460,000
	10,000	Tenneco Inc.		496,250
					956,250
Data Processing - Office Equipment - 3.2%
	25,000	MacNeal Schwendler Corp.		400,000
	4,000	Xerox Corp.		548,000
					948,000
Electric Utilities - 8.2%
	10,000	Entergy Corp.		292,500
	20,000	Houston Industries Inc.		485,000
	20,000	Peco Energy Co.		602,500
	20,000	Pinnacle West Capital		575,000
	15,000	Unicom Corp.		491,250
					2,446,250
Electrical Equipment - 7.9%
	10,000	Emerson Electric Co.	$	817,500
	14,000	General Electric Co.		1,008,000
	10,000	Stanley Works		515,000
					2,340,500
Energy Oil Integrated - International - 8.5%
	10,000	Chevron Corp.		525,000
	11,000	Mobil Corp.		1,232,000
	10,000	Texaco Inc.		785,000
					2,542,000
Financial Services - 6.2%
	10,000	Chase Manhattan Corp.		606,250
	27,000	Commonwealth Bank of Australia ADR@		650,140
	10,000	Household International Inc.		591,250
					1,847,640
Machinery - Diversified - 1.0%
	20,000	Gorman-Rupp Co.		310,000
Insurance Multi-line - 4.1%
	9,270	Allstate Insurance Corp.		381,229
	10,000	Aon Corp.		498,750
	10,000	Provident Companies Inc.**		338,750
					1,218,729
Mining & Metals - 2.1%
	15,000	Cleveland Cliffs Inc.		615,000
Oil Well Equipment & Services - 1.6%
	20,000	Dresser Industries Inc.		487,500
Paper Products  2.8%
	10,000	Kimberly-Clark Corp.		827,500
Pharmaceuticals - 2.9%
	6,000	America Home Products		582,000
	10,000	Glaxo Wellcome PLC		282,500
					864,500
Photography - 4.0%
	18,000	Eastman Kodak Co.		1,206,000
Retail - General Merchandising - 3.9%
	5,000	Avon Products Inc.	$	376,875
	20,000	Sears, Roebuck & Co.		780,000
					1,156,875
Telephone - 2.9%
	12,000	BCE Inc.		414,000
	10,000	GTE		440,000
					854,000
Transportation - Railroad - 3.8%
	20,000	Arnold Industries Inc.		347,500
	20,000	Illinois Central Corp.		767,500
					1,115,000
Miscellaneous - 6.3%
	20,000	Brunswick Corp.		480,000
	7,000	Crescent Real Estate Equities Inc.		238,875
	20,000	Jostens Inc.		485,000
	10,000	Seagram Co., Ltd.		346,250
	7,000	Tambrands Inc.		334,250
					1,884,375

		TOTAL COMMON STOCKS  (Cost - $22,291,628)
	$27,793,843




PREFERRED STOCKS - 2.4%
Broadcast Media - 0.5%
	5,986	Times Mirror Co., Series B	$	154,888
Healthcare - 0.8%
	8,500	FHP International Corp., Series A		226,313
Metals & Mining - 1.1%
	10,000	Freeport McMoran Copper & Gold, Series B		325,000

		TOTAL PREFERRED STOCKS (Cost - $760,442)		706,201


	FACE
	AMOUNT	SECURITY	VALUE


CONVERTIBLE DEBENTURES - 2.6%
Energy - 1.2%
	$400,000	Oryx Energy, 7.500% due 5/15/14		360,000
Furniture - 1.4%
	400,000	Pier 1 Imports, 6.875% due 4/1/02 		428,000

		TOTAL CONVERTIBLE DEBENTURES (Cost - $993,500)		788,000


REPURCHASE AGREEMENT - 1.7%
	496,000	Chemical Securities Inc., 7.980% due 1/2/96;
		Proceeds at maturity - $496,320; (Fully collateralized
		by U.S. Treasury Notes, 6.125% due 5/31/97;
		Market value - $505,933) (Cost - $496,000)		496,000


		TOTAL INVESTMENTS - 100%
		(Cost - $24,541,570)***	$	29,784,044



	SMITH BARNEY VARIABLE ACCOUNT FUNDS, INC.
	U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO

	Schedules of Investments (continued)
       	December 31, 1995
	FACE
	AMOUNT	SECURITY	VALUE



U.S. GOVERNMENT & AGENCY OBLIGATIONS - 90.4%
	$700,000	U.S. Treasury Bond, 7.250% due 5/15/16	$	799,323
	450,000	U.S. Treasury Note, 6.500% due 4/30/99		466,785
	250,000	U.S. Treasury Note, 7.250% due 5/15/04		277,765
	400,000	Federal Home Loan Banks, 6.850% due 2/25/97		407,036
	500,000	Federal National Mortgage Association, 6.270% due 4/1/99		500,885
	181,240	GNMA Certificates I, 8.000% due 6/15/17*		188,943
	66,526	GNMA Certificates I, 10.000% due 3/15/20*		72,992
	331,786	GNMA Certificates I, 8.500% due 4/15/21*		348,582
	315,773	GNMA Certificates I, 9.000% due 1/15/22*		334,817
	451,651	GNMA Certificates I, 7.500% due 2/15/24*		464,917
	491,893	GNMA Certificates I, 7.000% due 7/15/24*		498,195

		TOTAL U.S. GOVERNMENT & AGENCY
		OBLIGATIONS (Cost - $3,985,356)		   4,360,240


CORPORATE NOTES - 5.4%
	250,000	Shell Oil Corp., 6.950% due 12/15/98
		(Cost - $264,973)		259,687


SHORT-TERM INVESTMENT - 4.2%
	200,000	Mobil Corp., 6.500% due 12/17/96
		(Cost - $199,500)		202,250

		TOTAL INVESTMENTS - 100%
		(Cost - $4,449,829)***			$	4,822,177





U.S. GOVERNMENT & AGENCY OBLIGATIONS - 44.9%
	$500,000	Federal National Mortgage Association, 7.010% due 3/21/97*	$	501,700
	500,000	U.S. Treasury Note, 6.380% due 1/15/99*		515,720
		TOTAL U.S. GOVERNMENT & AGENCY
		OBLIGATIONS (Cost - $978,203)		1,017,420


CORPORATE NOTES - 13.3%
	100,000	Association Corp. N.A., 6.130% due 2/1/98		101,250
	100,000	Shell Oil Corp., 6.000% due 1/15/97		100,625
	100,000	Union Pacific Corp., 6.480% due 2/1/97		101,000
		TOTAL CORPORATE NOTES
		(Cost - $296,280)		302,875


SHORT-TERM INVESTMENTS - 41.8%
	250,000	Federal Farm Credit Bank, 4.090% due 2/5/96 		249,740
	250,000	Federal Home Loan Banks, 8.250% due 11/25/96		256,335
	100,000	Mobil Corp., 6.500% due 2/17/96		101,125
	300,000	U.S. Treasury Note, 6.000% due 6/30/96		301,149
	38,000	Repurchase Agreement - Chemical Securities Inc.;
		5.798% due 1/2/96; Proceeds at maturity - $38,024;
		(Fully collateralized by U.S. Treasury Notes,
		6.125% due 5/31/97; Market value - $38,761)		38,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $932,375)		946,349


		TOTAL INVESTMENTS - 100%
		(Cost - $2,206,858)***	$	2,266,644


	@	Security exempt from registration under Rule 144A of Securities Act of
1933.  These securities may be resold in transactions exempt from registration, generally to qualified institutional buyers.
	*	Date shown represents the last range of maturity dates of mortgage certificates owned.
	**	Non-income producing security.
	***	Aggregate cost for Federal income tax purposes is substantially the same.
</TABLE


	SMITH BARNEY VARIABLE ACCOUNT FUNDS

	Statements of Assets and Liabilities
	December 31, 1995


       		U.S. Government/
         	Income and	High Quality	Reserve Account
   	Growth Portfolio	Securities Portfolio	Portfolio

ASSETS:
	Investments, at value (Cost - $24,541,570,
	  $4,449,829 and $2,206,858, respectively)	$	29,784,044	$	4,822,177	$	2,266,644
	Cash			683		8,285		9,602
	Interest receivable		-		44,917		48,168
	Dividends receivable		71,897		-   -
	Total Assets		29,856,624		4,875,379		2,324,414
LIABILITIES:
	Payable for Fund shares purchased		1,624		189		100
	Management fees payable		14,960		1,844		876
	Accrued expenses 		57,995		17,819		7,955
	Total Liabilities		74,579		19,852		8,931
Total Net Assets 	$	29,782,045	$	4,855,527	$	2,315,483
NET ASSETS:
	Par value of shares of beneficial interest	$	1,954	$	356	$	182
	Capital paid in excess of par value		24,535,310		4,521,249		2,255,507
	Undistributed (overdistributed) net investment income		2,307		23
	(156)
	Accumulated net realized gain (loss) on security transactions		-		(38,449)
	164
	Net unrealized appreciation of investments		5,242,474		372,348		59,786
Total Net Assets	$	29,782,045	$	4,855,527	$	2,315,483
Shares of beneficial interest outstanding (unlimited
	shares authorized of $0.001 par value)		1,954,464		355,506		182,185
Net asset value and redemption price per share		$15.24		$13.66		$12.71


	SMITH BARNEY VARIABLE ACCOUNT FUNDS

	Statement of Operations
	For the Year Ended December 31, 1995

         		U.S. Government/
   	Income and	High Quality	Reserve Account
	Growth Portfolio	Securities Portfolio	Portfolio

INVESTMENT INCOME:
	Dividends	$	880,335	$	-	$	-
	Interest		146,061		356,059		147,722
	Less: Foreign withholding tax		(6,552)		-		-
	Total Investment Income		1,019,844		356,059		147,722
EXPENSES
	Management fees (Note 2)		172,705		22,181		10,598
	Audit and legal		16,812		4,500		2,427
	Trustees' fees		14,001		3,803		1,861
	Shareholder and system servicing fees		7,735		6,293		5,830
	Custody		5,603		1,997		500
	Other			5,402		3,880
	1,697
	Total Expenses		222,258		42,654		22,913
Net Investment Income		797,586		313,405		124,809


REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTE 3):
	Realized Gain From Security Transactions
	(excluding short-term securities):
	   Proceeds from sales		13,350,899		51,546		347,078
	   Cost of securities sold		11,682,702		49,781		337,859
	Net Realized Gain		1,668,197		1,765		9,219
	Change in Net Unrealized Appreciation
	(Depreciation) of Investments:
	   Beginning of year		707,156		(89,870)		(6,341)
	   End of year		5,242,474		372,348		59,786
	Increase in Net Unrealized Appreciation		4,535,318		462,218		66,127
Net Gain on Investments		6,203,515		463,983		75,346
Increase in Net Assets From Operations	$	7,001,101	$	777,388	$	200,155
</TABLE



       	SMITH BARNEY VARIABLE ACCOUNT FUNDS
	Statements of Changes in Net Assets
	For the Years Ended December 31,



Income and
 Growth Portfolio



U.S. Government/
High Quality
 Securities
Portfolio




Reserve Account
 Portfolio





1995

1994

1995

1994

1995

1994


OPERATIONS:







	Net investment income

$
797,586

$
733,994

$
313,405

$
306,260

$
124,809

$
115,212

	Net realized gain (loss)

1,668,19
7

1,965,70
8

1,765

(40,196)

9,219

 5,899

	Increase in net unrealized appreciation
(depreciation)

4,535,31
8

(3,655,2
74)

462,218

(287,515)

66,127

(72,787)

Increase (Decrease) in Net Assets From
Operations

7,001,10
1

(955,572
)

777,388

(21,451)

200,155

48,324


DISTRIBUTION TO
 SHAREHOLDERS FROM:













	Net investment income

(795,426
)

(736,004
)

(313,396
)

(307,389)

(126,558
)

(114,402)

	Net realized gains

(1,680,8
74)

(1,953,2
55)

-

-

(9,058)

(5,906)


	Decrease in Net Assets From
	   Distributions to Shareholders


(2,476,3
00)


(2,689,2
59)


(313,396
)


(307,389)


(135,616
)


(120,308)


FUND SHARE TRANSACTIONS:













	Net proceeds from sale of shares

217,148

965,156

221,967

281,249

361,578

597,365

	Net asset value of shares issued for
	   reinvestment of dividends


2,476,30
0


2,689,25
9


313,396


307,389


(135,616
)


120,308

	Cost of shares reacquired

(4,920,1
84)

(3,163,4
52)

(982,509
)

(870,655)

(773,814
)

(733,457)


	Increase (Decrease) in Net Assets From
	   Fund Share Transactions


(2,226,7
36)


490,963


(447,146
)


(282,017)


(276,620
)


(15,784)


Increase (Decrease) in Net Assets


2,298,06
5


(3,153,8
68)


16,846


(610,857)


(212,081
)


(87,768)















NET ASSETS:













	Beginning of year

27,483,9
80

30,637,8
48

4,838,68
1

5,449,538

2,527,56
4

2,615,332


	End of year*


$29,782,
045


$27,483,
980


$4,855,5
27


$4,838,68
1


$2,315,4
83


$2,527,56
4


* Includes undistributed
(overdistributed) net
	investment income of:



$2,307



$131



$23



$14



$(156)



$1,593















Shares issued and redeemed:













Sold

15,292

64,366

16,901

21,167

27,933

46,380

Issued on reinvestment of dividends and
distributions

163,142

207,025

22,959

24,670

10,670

9,710

Redeemed

(330,477
)

(216,397
)

(72,806)

(65,723)

(60,357)

(57,220)


Net Increase (Decrease)


(152,043
)


54,994


(32,946)


(19,886)


(21,754)


(1,130)

</TABLE


	SMITH BARNEY VARIABLE ACCOUNT FUNDS

	Notes to Financial Statements



		1.	Significant Accounting Policies

		Smith Barney Variable Account Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.
The Fund is sold exclusively for use with Variable Annuity Contracts.
The Fund consists of three separate investment portfolios
("Portfolios"):  Income and Growth, U.S. Government/High Quality
Securities and Reserve Account Portfolios.

		The significant accounting policies consistently followed by the Fund are: (a) securities transactions are accounted for on trade date;
(b) securities traded on national securities markets are valued at closing prices on such markets; securities for which no sales prices are reported are valued at the mean between the closing bid and asked prices; short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (c) short-term investments and securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value;
(d) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (g) each Portfolio intends to comply with the requirements of the Internal
Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1995, reclassifications were made to the Income and Growth Portfolio capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized gains amounting to $30 has been reclassified to paid-in-capital. Net investment income, net realized gains and net assets were not affected by this change; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.


	SMITH BARNEY VARIABLE ACCOUNT FUNDS

	Notes to Financial Statements (continued)




		2.	Management Agreements and Transactions with Affiliated Persons

		Smith Barney Mutual Funds Management Inc. ("SBMFM") acts as investment manager to the Fund. The Income and Growth, U.S.
Government/High Quality Securities and Reserve Account Portfolios pay
SBMFM a management fee calculated at an annual rate of 0.60%, 0.45% and 0.45%, respectively, on average daily net assets. These fees are calculated daily and paid monthly.

		Smith Barney Inc. ("SB"), a subsidiary of Smith Barney Holdings
Inc., acts as distributor of the Fund shares and primary broker for its portfolio agency transactions. For the year ended December 31, 1995, SB received brokerage commissions of $15,990.

		All officers and two Trustees of the Fund are employees of SB.

		3.	Investment Transactions

		During the year ended December 31, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

		Purchases	Sales
	Income and Growth Portfolio 			$12,452,253		$13,350,899

	U.S. Government/High Quality Securities Portfolio	-		51,546

	Reserve Account Portfolio 			1,196,702		347,078

		At December 31, 1995, the aggregate unrealized appreciation and depreciation of investments for Federal income tax purposes were approximately as follows:

	Income	U.S. Gov't./
	and	High Quality	Reserve
	Growth	Securities	Account
	Portfolio	Portfolio	Portfolio
	Gross unrealized appreciation	$5,754,264	$377,633	$59,882
	Gross unrealized depreciation	  (511,790)	 (5,285)	   (96)
	Net unrealized appreciation	$5,242,474	$372,348	$59,786



	SMITH BARNEY VARIABLE ACCOUNT FUNDS

	Notes to Financial Statements (continued)




		4.	Capital Loss Carryforward

		At December 31, 1995, the U.S. Government High Quality Securities
Portfolio had, for Federal tax purposes, approximately $38,000 of unused capital loss carryforwards available to offset future realized capital gains through December 31, 2002. To the extent that these carryforward losses are used to offset realized capital gains, it is probable that the gains so offset will not be distributed.

		5.	Repurchase Agreements

		The Fund purchases (and its custodian takes possession of) U.S.
Government Securities from banks and securities dealers subject to agreements to resell the securities to the seller at a future date
(generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires daily maintenance of the market value of the collateral in amounts at least equal to the repurchase price.




	Tax Information (unaudited)

		The amount of long-term capital gains paid by the Income and Growth Portfolio to its shareholders for the fiscal year ended December
31, 1995, was $1,680,890.



         	SMITH BARNEY VARIABLE ACCOUNT FUNDS

	Financial Highlights
	(for a share of beneficial interest in each portfolio outstanding throughout each year):




Income From Investment
Operations





Distributions











Ratios to
Average Net
Assets





Year
Ende
d

Net
Asset
Value,
Beginni
ng of
Year

Net
Invest
ment
Income
(1)

Net
Realized
and
Unrealize
d Gain
(Loss) on
Investmen
ts


Total
Income
(Loss)
From
Operat
ions

Dividen
ds from
Net
Investm
ent
Income

Distribu
tions
From Net
Realized
Gains

Total
Distribu
tions

Net
Asse
t
Valu
e,
End
of
Year

Total
Return

Net
Asset
s,
End
of
Year
(000s
)

Expense
s(1)

Net
Invest
ment
Income

Portf
olio
Turno
ver
Rate





























INCOME AND GROWTH PORTFOLIO



























1995
(2)

$13.05

$0.45

$3.12

$3.57

$(0.44)

$(0.94)

$(1.38)

$15.
24

27.56%

$29,7
82

0.77%

2.77%

46.26
%

1994

14.93

0.39

(0.86)

(0.47)

(0.39)

(1.02)

(1.41)

13.0
5

(3.12)

27,48
4


0.75

2.49

40.41

1993

14.36

0.57

2.02

2.59

(0.57)

(1.45)

(2.02)

14.9
3

18.61

30,63
8

0.75

3.59

70.39

1992

13.76

0.49

1.09

1.58

(0.50)

(0.48)

(0.98)

14.3
6

11.48

26,50
1

0.84

3.43

57.49

1991

10.93

0.59

2.82

3.41

(0.58)

0.00

(0.58)

13.7
6

31.34

23,76
4

0.61

4.61

31.86





























U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO



























1995

12.46

0.94

1.20

2.14

(0.94)

0.00

(0.94)

13.6
6

17.20

4,856

0.87

6.36

0.00

1994

13.35

0.84

(0.89)

(0.05)

(0.84)

0.00

(0.84)

12.4
6

(0.35)

4,838

0.76

5.87

36.33

1993

13.44

0.88

(0.08)

0.80

(0.87)

(0.02)

(0.89)

13.3
5

5.91

5,450

0.74

6.09

4.06

1992

13.45

0.88

0.05

0.93

(0.89)

(0.05)

(0.94)

13.4
4

6.91

5,516

0.93

6.34

11.10

1991

12.74

0.93

0.67

1.60

(0.87)

(0.02)

(0.89)

13.4
5

12.58

4,883

0.67

7.05

12.42





























RESERVE ACCOUNT PORTFOLIO



























1995

12.39

0.73

0.38

1.11

(0.74)

(0.05)

(0.79)

12.7
1

8.83

2,315

0.97

5.30

16.98

1994

12.75

0.59

(0.34)

0.25

(0.58)

(0.03)

(0.61)

12.3
9

1.99

2,528

0.86

4.77

81.28

1993

12.86

0.69

(0.10)

0.59

(0.69)

(0.01)

(0.70)

12.7
5

4.59

2,615

0.98

4.90

0.00

1992

13.08

0.78

(0.15)

0.63

(0.78)

(0.07)

(0.85)

12.8
6

4.82

2,974

1.01

5.41

18.41

1991

12.66

0.86

0.48

1.34

(0.89)

(0.03)

(0.92)

13.0
8

10.64

3,132

0.65

6.61

23.90





























(1)	The Manager waived all or a portion of its fees as follows:  $0.03 per share (0.24% of average net
assets) in 1991 with respect to the Income and Growth Portfolio;  $0.02 per share (0.10%) in 1992 and
$0.04 per share (0.35%) in 1991 with respect to the U.S. Government/High Quality
Securities Portfolio;
and $0.01 per share (0.05%) in 1993, $0.03 per share (0.34%) in 1992 and $0.6 per share (0.45%) in 1991 with respect to the Reserve Account Portfolio, subject to a voluntary waiver
of the fee to the extent that the aggregate expenses of any Portfolio exceed
 1% of the average daily net assets for any year.
(2)	New SEC disclosure guidelines require that average commissions be calculated for the current year only.  For the year ended December 31, 1995, average commissions paid on equity security transactions for
the Income and Growth Portfolio was $0.07.


	Independent Auditor's Report



The Shareholders and Trustees of
Smith Barney Variable Account Funds:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Income and Growth, U.S. Government/High Quality Securities and the Reserve Account Portfolios of Smith Barney Variable Account Funds as of December 31, 1995, the related statements of operations for the year then ended the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Income and Growth, U.S. Government/High Quality Securities and the Reserve Account Portfolios of Smith Barney Variable Account Funds as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.



February 15, 1996














	- 7 -


	See Notes to Financial Statements.

	- 13 -

	SMITH BARNEY VARIABLE ACCOUNT FUNDS, INC.
	INCOME AND GROWTH PORTFOLIO

	Schedules of Investments (continued)
	December 31, 1995


	SHARES	SECURITY	VALUE




	See Notes to Financial Statements.

	- 16 -




	See Notes to Financial Statements.

	- 17 -

	SMITH BARNEY VARIABLE ACCOUNT FUNDS, INC.
	RESERVE ACCOUNT PORTFOLIO

	Schedules of Investments (continued)
	December 31, 1995

	FACE
	AMOUNT	SECURITY	VALUE




	See Notes to Financial Statements.

	- 19 -




	See Notes to Financial Statements.




	See Notes to Financial Statements.




	See Notes to Financial Statements.




	- 25 -




	- 28 -




	- 29 -




	- 27 -